Series Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 15, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:	SERIES PORTFOLIOS TRUST (THE “TRUST”) Securities Act Registration No: 333-206240
Investment Company Act Registration No: 811-23084

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Equable Shares Large Cap Fund, previously known as the Equable Shares Small Cap Fund (Series 2) (the “Fund”), is Post‑Effective Amendment No. 57 under the 1933 Act and Amendment No. 60 under the 1940 Act to the Trust’s Registration Statement on Form N‑1A. The purpose of this filing is to make material changes to disclosures related to the Fund’s principal investment strategies and risks. Specifically, the Fund is changing its name from “Equable Shares Small Cap Fund (Series 2)” to “Equable Shares Large Cap Fund,” and accordingly the Fund is changing its investment policy of investing at least 80% of its net assets in securities of small cap issuers to a policy of investing at least 80% of its net assets in securities of large cap issuers, and is making related revisions to the disclosures of strategies and risks to replace references to small cap securities and indexes with references to large cap securities and indexes. The Fund has not yet commenced operations, and has not offered its shares for purchase.

Please note that the Prospectus and Statement of Additional Information relating to the Fund were recently reviewed last year by the SEC as Post-Effective Amendment No. 39, filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on March 2, 2018 (accession number 0000894189-18-001444).  Therefore, pursuant to Release No. IC-13768, we respectfully request that the amendment be afforded limited and selective review of the revisions to the disclosures related to the Fund’s principal investment strategies and risks.

Pursuant to Rule 485(a)(1), the Trust anticipates this filing shall become effective sixty days after filing. Prior to the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and file updated exhibits to the Registration Statement.

If you have questions or require further information, please contact the undersigned at (414) 765-5208.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
Secretary of Series Portfolios Trust

Enclosures